Income Taxes Expense (Benefit) (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loss before income taxes	$ 8,553,281	$ 8,311,890
United States [Member]
Loss before income taxes	(8,553,281)	(8,309,197)
Foreign [Member]
Loss before income taxes	$ 0	$ (2,693)